STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5%
Massachusetts - 98.1%
Boston Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2024	1,885,000		1,891,089
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,000,000		1,087,250
Martha's Vineyard Land Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Build America Mutual)	5.00	5/1/2033	500,000		621,210
Massachusetts, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. A	5.50	8/1/2030	1,750,000		2,429,455
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x .67 +.55%	1.83	11/1/2025	5,000,000	[a]	5,031,500
Massachusetts, GO, Refunding, Ser. C	5.00	5/1/2030	2,500,000		3,380,250
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,996,817
Massachusetts, GO, Ser. D	4.00	5/1/2034	1,000,000		1,197,980
Massachusetts Bay Transportation Authority, Revenue Bonds	7.00	3/1/2021	275,000		285,021
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	7/1/2027	3,000,000		3,962,880
Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,376,580
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2024	2,580,000		2,930,803
Massachusetts College Building Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. A	0.00	5/1/2026	5,385,000	[b]	4,991,303
Massachusetts College Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.50	5/1/2028	1,450,000		1,831,205
Massachusetts College Building Authority, Revenue Bonds, Ser. A	5.00	5/1/2022	980,000	[c]	1,069,415
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000		1,681,308

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Massachusetts - 98.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Berklee College of Music)	5.00	10/1/2031	1,000,000		1,060,520
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		2,201,920
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,573,762
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000		2,370,300
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000		1,198,480
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.13	11/15/2046	1,500,000	[d]	1,711,020
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Obligated Group) Ser. A	6.50	11/15/2023	2,000,000	[c,d]	2,413,680
Massachusetts Development Finance Agency, Revenue Bonds (Partners Healthcare System) Ser. M4	5.00	7/1/2023	1,000,000	[c]	1,137,670
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,614,600
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/2030	1,000,000		1,016,270
Massachusetts Development Finance Agency, Revenue Bonds (The Children's Hospital Corp. Obligated Group) Ser. P	5.00	10/1/2033	4,000,000		4,690,320
Massachusetts Development Finance Agency, Revenue Bonds (UMass Boston Student Housing Project)	5.00	10/1/2048	1,000,000		1,150,440
Massachusetts Development Finance Agency, Revenue Bonds (Worcester Polytechnic Institute)	5.00	9/1/2049	1,500,000		1,855,380
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2049	1,500,000		1,628,475

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Massachusetts - 98.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2046	750,000		894,105
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group)	5.00	7/1/2032	500,000		638,470
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. T	5.00	7/1/2042	1,000,000		1,232,350
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Obligated Group) Ser. E	5.00	7/1/2037	1,000,000		1,167,810
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Brandeis University) Ser. S1	5.00	10/1/2035	1,000,000		1,297,650
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000		587,890
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,790,310
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000		976,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lahey Clinic Obligated Group) Ser. F	5.00	8/15/2040	2,000,000		2,320,640
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2047	1,000,000	[d]	1,102,380
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[d]	1,649,445
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Obligated Group)	5.00	10/1/2049	700,000		793,758
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2047	1,500,000		1,781,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Massachusetts - 98.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System) Ser. O2	5.00	7/1/2025	5,070,000	[c]	6,158,884
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2041	1,000,000		1,159,280
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	450,000		562,369
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000		907,019
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,203,440
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000		1,252,640
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000		1,233,430
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. H	5.50	7/1/2031	25,000		26,551
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2046	1,000,000		1,172,530
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000		1,209,160
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Whitehead Institute for Biomedical Research)	5.00	6/1/2023	1,025,000		1,080,924
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000		1,202,900
Massachusetts Educational Financing Authority, Revenue Bonds, Issue I	5.00	1/1/2025	1,500,000		1,759,380

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Massachusetts - 98.1% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	865,000		929,451
Massachusetts Federal Highway, Revenue Bonds, Ser. A	5.00	6/15/2023	1,325,000		1,454,731
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	2,055,000		2,532,644
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000		1,209,860
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000		2,727,325
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	4,475,000		4,551,075
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,500,000		1,646,190
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2025	1,000,000		1,180,910
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000		1,162,840
Massachusetts Port Authority, Revenue Bonds, Ser. C	5.00	7/1/2044	2,000,000		2,481,100
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2037	3,000,000		3,592,890
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.00	10/15/2021	3,000,000	[c]	3,210,900
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000		1,824,915
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,000,000		2,562,860
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2024	1,320,000		1,395,002
Springfield Water & Sewer Commission, Revenue Bonds, Ser. C	5.00	4/15/2037	650,000		804,732
University of Massachusetts Building Authority, Revenue Bonds	5.00	11/1/2050	1,220,000		1,551,145
				134,366,325
U.S. Related - 1.4%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	5,000,000	[b]	721,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
U.S. Related - 1.4% (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	1,000,000	1,150,280
				1,871,680
Total Investments (cost $126,073,792)			99.5%	136,238,005
Cash and Receivables (Net)			0.5%	712,229
Net Assets			100.0%	136,950,234

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $6,876,525 or 5.02% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	136,238,005	-	136,238,005

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2020, accumulated net unrealized appreciation on investments was $10,164,213, consisting of $10,192,648 gross unrealized appreciation and $28,435 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.